Note 12 - Derivative Instruments (Details Textual) $ in Millions	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)	Jan. 31, 2024 CAD ($)
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Notional amount	$ 75,000,000		$ 75,000,000	$ 75,000,000
Subordinated liabilities		$ 75.0
Interest rate swap contract [member]
Statement Line Items [Line Items]
Notional amount	21,500,000		22,000,000
Financial assets qualified for hedge accounting	21,500,000		22,000,000
Hedged item, assets	22,200,000
Interest rate swap contract [member] | Other assets [member]
Statement Line Items [Line Items]
Financial assets	314,000		$ 19,000
Currency swap contract [member]
Statement Line Items [Line Items]
Notional amount		63.0
Financial assets qualified for hedge accounting		34.1
Financial assets	461,000
Hedged item, assets		97.1
Forward contract [member]
Statement Line Items [Line Items]
Notional amount		$ 13.4
Financial liabilities	$ 106,000